Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Contributions and Operating Lease Obligations
Our contractual obligations primarily consist of operating lease obligations. The following table sets forth a breakdown of our contractual obligations as of December 31, 2018 and their maturity profile:

	For the years ending December 31,
	2019	2020	2021	2022	2023	2024 and thereafter	Total
	$	$	$	$	$	$	$
Future minimum lease payments under non-cancelable operating lease agreements	46	38	5	-	-	-	89